Cost of sales - Disclosure of components of cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Cost Of Sales [Abstract]
Salaries and employee benefits	$ 28,815	$ 32,097
Raw materials and consumables	20,676	34,027
Utilities	4,190	4,439
Transportation costs	2,344	5,212
Other costs	7,782	7,063
Costs before intended use	20,845	1,949
Changes in inventories	(3,459)	(3,346)
Inventory write-downs	3,670	1,299
Cost of sales	$ 84,863	$ 82,740